June 11, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Managed Volatility V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 31, 2013, to the Prospectus, dated May 1, 2013, for BlackRock Managed Volatility V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated May 31, 2013 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC